UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

Alpha Blue Capital US Small-Mid Cap Dynamic ETF Ticker: ABCS Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Semi-Annual Shareholder Report https://alphabluecapitalabcs.com/etf/

This semi-annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://alphabluecapitalabcs.com/etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.30%

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,061,556	Advisory Fees	$21,003
Portfolio Turnover Rate*	26%	Fees Waived and/or Expenses Reimbursed	(5,408)
# of Portfolio Holdings	105	Net Advisory Fees Paid	$15,595
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING OF COMMON STOCK (as a % of Net Assets)
Financials	17.6%
Consumer Discretionary	11.0%
Health Care	10.4%
Industrials	5.6%
Energy	5.5%
Information Technology	3.5%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.5%
Utilities	1.3%
Communication Services	1.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Small-Cap Value ETF	10.2%
Vanguard Small-Cap ETF	10.1%
Vanguard Mid-Cap Value ETF	10.0%
Vanguard Mid-Cap ETF	5.0%
Tenet Healthcare Corp.	1.7%
Global Payments, Inc.	1.7%
Lithia Motors, Inc.	1.4%
Expedia Group, Inc.	1.4%
Fidelity National Information Services, Inc.	1.3%
Ameriprise Financial, Inc.	1.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://alphabluecapitalabcs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 62.6%	Shares	Value
Agricultural & Farm Machinery - 0.5%
AGCO Corp.	519	$50,852

Apparel, Accessories & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	6,552	32,432
PVH Corp.	599	50,178
		82,610

Application Software - 0.3%
Zoom Communications, Inc. - Class A (a)	393	31,931

Asset Management & Custody Banks - 2.4%
Ameriprise Financial, Inc.	248	126,292
Bank of New York Mellon Corp.	571	50,596
Northern Trust Corp.	536	57,213
		234,101

Automotive Parts & Equipment - 2.0%
BorgWarner, Inc.	3,313	109,627
Lear Corp.	1,049	94,851
		204,478

Automotive Retail - 1.4%
Lithia Motors, Inc.	455	144,194

Biotechnology - 1.2%
Biogen, Inc. (a)	441	57,237
BioMarin Pharmaceutical, Inc. (a)	969	56,270
		113,507

Brewers - 0.9%
Molson Coors Beverage Co. - Class B	1,596	85,530

Broadcasting - 0.3%
Nexstar Media Group, Inc.	180	30,676

The accompanying notes are an integral part of these financial statements.

1

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Cable & Satellite - 0.2%
Sirius XM Holdings, Inc.	1,116	$24,195

Casinos & Gaming - 0.9%
Boyd Gaming Corp.	1,228	92,063

Commercial & Residential Mortgage Finance - 1.2%
Essent Group Ltd.	1,359	78,822
Federal Agricultural Mortgage Corp. - Class C	222	41,385
		120,207

Commodity Chemicals - 0.2%
Olin Corp.	911	17,683

Construction & Engineering - 0.8%
EMCOR Group, Inc.	176	83,047

Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	468	48,447

Consumer Finance - 1.0%
Capital One Financial Corp.	221	41,802
SLM Corp.	1,828	59,172
		100,974

Data Processing & Outsourced Services - 0.3%
Maximus, Inc.	410	29,729

Diversified Banks - 0.5%
US Bancorp	1,205	52,526

Electric Utilities - 1.3%
Edison International	1,134	63,107
NRG Energy, Inc.	477	74,364
		137,471

Electrical Components & Equipment - 0.5%
Acuity, Inc.	191	49,639

Electronic Components - 0.5%
Coherent Corp. (a)	725	54,832

The accompanying notes are an integral part of these financial statements.

2

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 0.6%
Flex Ltd. (a)	1,535	$64,931

Fertilizers & Agricultural Chemicals - 1.8%
Corteva, Inc.	1,123	79,508
Mosaic Co.	2,755	99,566
		179,074

Food Retail - 0.5%
Kroger Co.	676	46,123

Footwear - 0.7%
Crocs, Inc. (a)	657	67,014

Health Care Equipment - 1.3%
GE HealthCare Technologies, Inc.	749	52,834
Zimmer Biomet Holdings, Inc.	876	80,741
		133,575

Health Care Facilities - 1.7%
Tenet Healthcare Corp. (a)	1,041	175,690

Health Care Services - 1.3%
CVS Health Corp.	1,246	79,794
Labcorp Holdings, Inc.	213	53,031
		132,825

Home Furnishings - 0.7%
Somnigroup International, Inc.	1,048	68,183

Homebuilding - 0.5%
Lennar Corp. - Class A	475	50,388

Hotels, Resorts & Cruise Lines - 2.4%
Expedia Group, Inc.	824	137,402
Norwegian Cruise Line Holdings Ltd. (a)	3,387	59,781
Wyndham Hotels & Resorts, Inc.	492	40,728
		237,911

Investment Banking & Brokerage - 0.9%
Jefferies Financial Group, Inc.	625	30,375
LPL Financial Holdings, Inc.	149	57,687
		88,062

The accompanying notes are an integral part of these financial statements.

3

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Leisure Products - 0.4%
Mattel, Inc. (a)	2,148	$40,683

Life Sciences Tools & Services - 1.2%
Avantor, Inc. (a)	4,230	54,609
ICON PLC (a)	524	68,267
		122,876

Managed Health Care - 2.7%
Centene Corp. (a)	2,175	122,757
Humana, Inc.	451	105,142
Molina Healthcare, Inc. (a)	178	54,297
		282,196

Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	2,362	57,184

Movies & Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	405	55,562

Oil & Gas Equipment & Services - 0.4%
Halliburton Co.	2,268	44,430

Oil & Gas Exploration & Production - 1.8%
Canadian Natural Resources Ltd.	3,602	109,393
Diamondback Energy, Inc.	540	72,657
		182,050

Oil & Gas Refining & Marketing - 1.5%
Phillips 66	324	36,768
Valero Energy Corp.	388	50,040
World Kinect Corp.	2,052	56,204
		143,012

Oil & Gas Storage & Transportation - 1.8%
Cheniere Energy, Inc.	360	85,316
Energy Transfer LP	5,868	102,573
		187,889

Other Specialty Retail - 0.6%
Ulta Beauty, Inc. (a)	133	62,704

The accompanying notes are an integral part of these financial statements.

4

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.8%
J M Smucker Co.	420	$47,296
Nomad Foods Ltd.	1,705	29,838
		77,134

Paper & Plastic Packaging Products & Materials - 0.9%
Graphic Packaging Holding Co.	3,886	86,347

Passenger Airlines - 1.1%
Alaska Air Group, Inc. (a)	773	39,369
Delta Air Lines, Inc.	1,482	71,714
		111,083

Passenger Ground Transportation - 0.5%
Avis Budget Group, Inc. (a)	418	50,908

Personal Care Products - 0.7%
Kenvue, Inc.	2,982	71,180

Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	461	49,820
Viatris, Inc.	5,328	46,833
		96,653

Property & Casualty Insurance - 3.5%
Arch Capital Group Ltd.	1,170	111,197
Assured Guaranty Ltd.	599	50,645
Axis Capital Holdings Ltd.	875	90,825
First American Financial Corp.	684	38,174
Global Indemnity Group LLC - Class A	864	25,989
Kemper Corp.	491	31,291
		348,121

Real Estate Services - 0.8%
Jones Lang LaSalle, Inc. (a)	351	78,168

Regional Banks - 1.4%
East West Bancorp, Inc.	360	32,832
Western Alliance Bancorp	640	46,342
Wintrust Financial Corp.	543	64,840
		144,014

The accompanying notes are an integral part of these financial statements.

5

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 62.6% (CONTINUED)	Shares	Value
Reinsurance - 2.3%
Everest Group Ltd.	352	$122,211
Reinsurance Group of America, Inc.	229	46,553
RenaissanceRe Holdings Ltd.	259	64,600
		233,364

Research & Consulting Services - 0.4%
Equifax, Inc.	146	38,572

Security & Alarm Services - 0.5%
Brink's Co.	572	46,938

Semiconductor Materials & Equipment - 0.3%
Teradyne, Inc.	406	31,912

Semiconductors - 0.4%
First Solar, Inc. (a)	280	44,262

Specialty Chemicals - 0.5%
International Flavors & Fragrances, Inc.	634	48,539

Technology Distributors - 1.4%
Arrow Electronics, Inc. (a)	557	65,938
TD SYNNEX Corp.	576	69,892
		135,830

Trading Companies & Distributors - 0.5%
WESCO International, Inc.	308	51,710

Transaction & Payment Processing Services - 3.9%
Fidelity National Information Services, Inc.	1,616	128,650
Global Payments, Inc.	2,241	169,442
PayPal Holdings, Inc. (a)	758	53,272
Western Union Co.	4,211	39,078
		390,442
TOTAL COMMON STOCKS (Cost $6,113,564)		6,296,231

EXCHANGE TRADED FUNDS - 35.3%
Vanguard Mid-Cap ETF	1,879	507,631
Vanguard Mid-Cap Value ETF	6,228	1,005,261
Vanguard Small-Cap ETF	4,449	1,015,217
Vanguard Small-Cap Value ETF	5,421	1,024,461
TOTAL EXCHANGE TRADED FUNDS (Cost $3,327,298)		3,552,570

The accompanying notes are an integral part of these financial statements.

6

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares	Value
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	1,404	$23,264

Mortgage REITs - 0.5%
Starwood Property Trust, Inc.	2,358	46,571

Single-Family Residential REITs - 0.5%
Sun Communities, Inc.	377	46,537
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $124,854)		116,372

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.23% (b)	93,667	93,667
TOTAL SHORT-TERM INVESTMENTS (Cost $93,667)		93,667

TOTAL INVESTMENTS - 100.0% (Cost $9,659,383)		$10,058,840
Other Assets in Excess of Liabilities - 0.0% (c)		2,716
TOTAL NET ASSETS - 100.0%		$10,061,556

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

7

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$10,058,840
Dividends receivable	5,787
Interest receivable	343
Securities lending income receivable (See Note 4)	12
Total assets	10,064,982

LIABILITIES:
Payable to adviser (See Note 3)	3,426
Total liabilities	3,426
NET ASSETS	$10,061,556

NET ASSETS CONSISTS OF:
Paid-in capital	8,919,886
Total distributable earnings (accumulated deficit)	1,141,670
Total net assets	$10,061,556

Net assets	$10,061,556
Shares issued and outstanding(a)	360,000
Net asset value per share	$27.95

COST:
Investments, at cost	$9,659,383

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$98,247
Less: Dividend withholding taxes	(346)
Interest income	1,033
Securities lending income (See Note 4)	68
Total investment income	99,002

EXPENSES:
Investment advisory fee (See Note 3)	21,003
Total expenses	21,003
Expense reimbursement by Adviser (See Note 3)	(5,408)
Net expenses	15,595
NET INVESTMENT INCOME (LOSS)	83,407

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(207,693)
In-kind redemptions	559,948
Net realized gain (loss)	352,255
Net change in unrealized appreciation (depreciation) on:
Investments	(1,382,912)
Net change in unrealized appreciation (depreciation)	(1,382,912)
Net realized and unrealized gain (loss)	(1,030,657)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(947,250)

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period ended May 31, 2025 (Unaudited)	Period ended November 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$83,407	$117,174
Net realized gain (loss)	352,255	357,857
Net change in unrealized appreciation (depreciation)	(1,382,912)	1,782,369
Net increase (decrease) in net assets from operations	(947,250)	2,257,400

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(76,761)	(91,719)
Total distributions to shareholders	(76,761)	(91,719)

CAPITAL TRANSACTIONS:
Subscriptions	1,999,075	12,163,410
Redemptions	(2,557,732)	(2,684,867)
Net increase (decrease) in net assets from capital transactions	(558,657)	9,478,543

NET INCREASE (DECREASE) IN NET ASSETS	(1,582,668)	11,644,224

NET ASSETS:
Beginning of the period	11,644,224	—
End of the period	$10,061,556	$11,644,224

SHARES TRANSACTIONS
Subscriptions	70,000	480,000
Redemptions	(90,000)	(100,000)
Total increase (decrease) in shares outstanding	(20,000)	380,000

(a) Fund commenced operations from December 18, 2023.

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(e)(f)	Ratio of expenses to average net assets after expense reimbursement / recoupment(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Alpha Blue Capital US Small-Mid Cap Dynamic ETF
5/31/2025(h)	$30.64	0.22	(2.71)	(2.49)	(0.20)	(0.20)	$27.95	-8.13%	$10,062	0.40%	0.30%	1.59%	26%
11/30/2024(i)	$24.94	0.34	5.61	5.95	(0.25)	(0.25)	$30.64	24.01%	$11,644	0.40%	0.25%	1.34%	25%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Unaudited.
(i)	Inception date of the Fund was December 18, 2023.
The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Alpha Blue Capital US Small-Mid Cap ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 18, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2025, and the period covered by these Notes to Financial Statements is from December 1, 2024 to May 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$6,296,231	$—	$—	$6,296,231
Exchange Traded Funds	3,552,570	—	—	3,552,570
Real Estate Investment Trusts	116,372	—	—	116,372
Money Market Funds	93,667	—	—	93,667
Total Investments in Securities	$10,058,840	$—	$—	$10,058,840

Refer to the Schedule of Investments for further disaggregation of investment categories.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the period ended November 30, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(450,626)	$450,626

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other nonroutine or extraordinary expenses) do not exceed 0.25% of the Fund’s average daily net assets. This agreement remained in place until December 31, 2024. The Fund's investment adviser voluntarily extended this arrangement through March 31, 2025, after which it was discontinued. Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Alpha Blue Capital Management LP (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, there were no securities of the Fund out to loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $68.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$2,698,540	$2,704,713

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$1,951,101	$2,540,704

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as at November 30, 2024, were as follows:

Tax cost of Investments	$9,885,529
Gross tax unrealized appreciation	2,025,335
Gross tax unrealized depreciation	(271,185)
Net tax unrealized appreciation (depreciation)	$1,754,150
Undistributed ordinary income	25,455
Undistributed long-term gain	—
Total distributable earnings	25,455
Other accumulated gain (loss)	(64,550)
Total accumulated gain (loss)	$1,715,055

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the period ended November 30, 2024, the Fund did not defer any post-October capital or late-year losses.

For the period ended November 30, 2024, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(64,550)	$—

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and for the period ended November 30, 2024 was as follows:

Current Fiscal Period	Period Ended November 30, 2024
Ordinary Income	Ordinary Income
$76,761	$91,719

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the period ended November 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 97.69%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2024, for the Fund was 59.46%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

By (Signature and Title)	Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	July 30, 2025